BlackRock Bond Income Portfolio Investment Strategy - BlackRock Bond Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in fixed-income securities. The Portfolio may invest in investment grade fixed-income securities, obligations of the U.S. Treasury or any U.S. Government agency or instrumentality (“U.S. Government securities”), Treasury Inflation Protected Securities and other inflation-linked bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations, collateralized loan obligations and other collateralized debt obligations, corporate debt securities of U.S. and foreign issuers, bank loans, and cash equivalents. The Portfolio may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 and other private placement transactions. The Portfolio may invest up to 20% of its total assets in high yield securities (commonly known as “junk bonds”) and up to 20% of its total assets in foreign securities (including up to 10% of its total assets in emerging markets), provided that the Portfolio may not invest more than 30% of its total assets in high yield securities and foreign securities (including emerging markets) combined. In addition to bonds, the Portfolio’s high yield securities may include convertible bonds, convertible preferred stocks and other securities attached to bonds or other fixed-income securities. The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates or fluctuations in the values of foreign currencies). The Portfolio may also invest in structured securities, mortgage dollar rolls, investment companies, exchange traded funds, forward commitments and when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and may engage in short sale transactions. Investment Selection BlackRock establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio’s investments among bond market sectors (such as U.S. Treasury securities, U.S. Government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio’s portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, BlackRock relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities. Although the Portfolio does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure. BlackRock monitors and adjusts the Portfolio’s investments to try to maintain a duration generally within 1 1∕2 years of the duration of the Bloomberg U.S. Aggregate Bond Index. As of December 31, 2025, the duration of this index was 5.8 years.